Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	82 Months Ended		120 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024
Emerging Markets Growth Fund Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Growth Fund — Class R-6
Average Annual Return, Percent	[1]	2.40%	1.52%	2.01%	[2]
Emerging Markets Growth Fund Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Growth Fund — Class F-3
Average Annual Return, Percent	[1]	2.42%	1.55%	2.06%	[3]
Emerging Markets Growth Fund Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Growth Fund — Class M
Average Annual Return, Percent	[1]	2.60%	1.63%			2.28%
MSCI Emerging Markets IMI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets IMI Index
Average Annual Return, Percent	[4]	13.56%	3.93%	2.87%	[3]	3.09%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class R-6 shares were first offered on September 1, 2017.
[3]	Class F-3 shares were first offered on September 1, 2017.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.